Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Segment Information
Note 14 - Segment Information

Since the sale of the PCB business in 2017 as described in Note 1, the Company has one operating segment.

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Asia Pacific	115,925	98,468	79,105
United States	10,388	13,227	9,484
Europe	7,706	11,479	4,896

	134,019	123,174	93,485